Average Annual Total Returns - ThematicIndexETFs-ComboPRO - ThematicIndexETFs-ComboPRO - Fidelity Electric Vehicles and Future Transportation ETF	Oct. 30, 2024
Fidelity Electric Vehicles and Future Transportation ETF | Return Before Taxes
Average Annual Return:
Past 1 year	12.90%
Since Inception	(15.57%)	[1]
Fidelity Electric Vehicles and Future Transportation ETF | After Taxes on Distributions
Average Annual Return:
Past 1 year	12.87%
Since Inception	(15.61%)	[1]
Fidelity Electric Vehicles and Future Transportation ETF | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	7.71%
Since Inception	(11.54%)	[1]
IXV7M
Average Annual Return:
Past 1 year	13.46%
Since Inception	(14.78%)
MS159
Average Annual Return:
Past 1 year	22.65%
Since Inception	3.12%

[1]	A From October 5, 2021 .